Note 10 - Stock Options and Warrants (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013
Employee Stock Option [Member] | Consultant [Member] | Exercise Price of $5.00 [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5,000
Employee Stock Option [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4	5,000
Employee Stock Option [Member] | Chief Executive Officer [Member] | Exercise Price of $5.00 [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5
Employee Stock Option [Member] | Chief Executive Officer [Member] | Exercise Price of $2.40 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.40
Employee Stock Option [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	30,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value			$ 116,210
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 391,761		$ 391,761	$ 585,688
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			292 days	292 days
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 132,000		$ 132,000	$ 444,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			41,250	43,938	36,854	47,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 4.80	$ 29.20	$ 28.40	$ 48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 years	6 years 292 days
Share Price	$ 2.40		$ 2.40	$ 7.60			$ 49.40
Class of Warrant or Right, Outstanding	202,500		202,500	202,500		22,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 26.20		$ 26.20
Class Of Warrant Or Right Weighted Warrants Exercisable, Average Remaining Contractual Life			5 years 146 days	5 years 255 days